ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 6,360	$ 6,686	$ 20,384	$ 21,504
Cost of goods sold	(5,015)	(5,162)	(15,732)	(16,606)
Other, net	(173)	(199)	(552)	(752)
Interest expense	(192)	(189)	(570)	(581)
Income taxes	486	(131)	261	(312)
Net income	643	231	1,334	841
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(1)	(12)	1	(16)
Reclassification out of accumulated other comprehensive income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	(2)	2	2	1
Cost of goods sold	17	6	46	(14)
Other, net	3	(10)	10	(24)
Interest expense	3	2	6	4
Income taxes	(4)	1	(10)	5
Net income	17	1	54	(28)
Reclassification out of accumulated other comprehensive income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	18	20	52	62
Amortization of prior service cost	(32)	(30)	(91)	(52)
Reclassification out of accumulated other comprehensive income | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(4)	(3)	(14)	2
Net income	$ (18)	$ (13)	$ (53)	$ 12